Stock-Based Compensation - Summary of PSU Activity (Details) - Performance stock units - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Number of Shares
Outstanding beginning balance (in shares)	78,907	0
Granted (in shares)	0	99,868
Vested (in shares)	0	0
Forfeited (in shares)	0	(20,961)
Outstanding ending balance (in shares)	78,907	78,907
Weighted-Average Grant Date Fair Value
Outstanding beginning balance (in dollars per share)	$ 7.69	$ 0
Granted (in dollars per share)	0	7.69
Vested (in dollars per share)	0	0
Forfeited (in dollars per share)	0	7.69
Outstanding ending balance (in dollars per share)	$ 7.69	$ 7.69